Contributed Equity - Ordinary Share Capital (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares, Balance	991,561,920	840,073,798
Ordinary shares Fully paid	$ 505,802,803	$ 485,478,860
Share issue costs		$ (815,255)
Share Purchase Plan
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares, Balance	6,016,250
Placement Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares	129,334,163
Ordinary shares Fully paid	$ 14,515,039
Conversion of Convertible Debentures
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares	18,700,876
Ordinary shares Fully paid	$ 6,624,159
Exercise of Performance Rights
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares	2,444,516
Exercise of Director Share Rights
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares	1,008,567